Receivables, Prepayments and Other Assets - Schedule of Unbilled Accounts Receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Beginning balance	$ 38	$ 33
Revenue recognized during the year	177	118
Amounts invoiced	(135)	(113)
Other	1	0
Ending balance	$ 81	$ 38